Precious metals delivery and purchase agreement (Tables)	12 Months Ended
Dec. 31, 2025
Precious Metals Delivery And Purchase Agreement [Abstract]
Disclosure of detailed information about net metals contract liability [Table Text Block]
	Year	Year
	ended	ended
	December 31,	December 31,
	2025	2024

Net metals liability, beginning of year	$-	$36,837
Revision from liabilities to retained earnings	-	(5,183)
Revised net metals liability, beginning of year Revised (1)	$35,804	$31,654
Advance increase (net of financing expense)	-	12,512
Delivery of metals purchased	(18,233)	(18,564)
Revaluation of metals liability	23,455	10,202
Net metals liability, end of year	$41,026	$35,804

Current portion	$21,308	$12,887
Non-current portion	19,718	22,917
	$41,026	$35,804